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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Quarter Ended:   December 29, 2000

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Danforth Associates, Inc.
Address:          One Hollis Street
                  Suite 206
                  Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:

         Stuart Gould Danforth    Wellesley, MA       December 29, 2000

Report Type:

(X)      13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                     Page 1

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                                    FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $215,713,752

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                                            FORM 13F   INFORMATION TABLE
                                                                                        DISCRETION
AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP        MARKET VALUE         SHARES   (A) SOLE
MANAGER (C) NONE
--------------------       --------------   ---------      ------------         -------  ----------
----------------

APPELERA-APPLIED BIOS      COM              038020103         $ 6,957,148        73,965          X
1
ADC TELECOM                COM              000886101         $ 1,555,862        85,817          X
1        X

AMERICAN INT'L GROUP       COM              026874107         $ 5,346,880        54,250          X
1        X

AMGEN INC.                 COM              031162100         $ 2,917,326        45,626          X
1        X

APPLIED MATERIALS          COM               038222105        $ 1,506,023        39,435          x
1        X

AUTOMATIC DATA PROC.       COM              053015103         $ 5,353,620        84,562          X
1        X

BANK OF NEW YORK           COM               064057102        $ 6,781,306       122,872          X
1        X

CISCO SYSTEMS              COM              17275R102         $ 5,734,019       149,909          X
1        X

CITIGROUP INC              COM              172967101         $ 9,101,649       178,254          X
1        X

COLGATE PALMOLIVE          COM              194162103         $ 3,986,027        61,751          X
1        X

CORNING                    COM              219350105         $ 3,813,093        72,204          X
1        X

EMC CORP.                  COM              268648102         $ 8,430,072       126,768          X
1        X

ENRON                      COM              293561106         $ 6,978,265        83,944          X
1        X

EXXON MOBIL                COM              30231G102         $ 7,713,752        88,725          X
1        X

FANNIE MAE                 COM              313586109         $ 8,208,806        94,626          X
1        X

GENERAL ELECTRIC           COM              369604103         $ 9,816,003        204,756         X
1        X

INTEL CORP                 COM              458140100         $ 5,501,040        183,002         X
1        X

                                     Page 2

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IBM                        COM              458140100         $ 3,467,405        40,793          X
1        X

INTERPUBLIC GROUP          COM              460690100         $ 6,523,256        153,272         X
1        X

JOHNSON & JOHNSON          COM              478160104         $ 2,763,708        26,306          X
1        X

LOWES COS.                 COM              548661107       $ 5,808,229         130,522          X
1        X

MEDTRONIC                  COM              585055106         $12,848,804       212,799          X
1        X

MERCK & CO                 COM              589331107         $ 6,218,624        66,417          X
1        X

MERRILL LYNCH              COM              590188108         $ 2,261,453        33,164          X
1        X

MICROSOFT                  COM              594918104         $ 2,649,086        61,067          X
1        X

NORTEL NETWORKS            COM              656569100         $ 5,597,131       174,583          X
1        X

ORACLE                     COM              68389X105         $ 3,371,483       116,018          X
1        X

PFIZER INC                 COM              717081103         $14,724,554       320,099          X
1        X

SOLECTRON                  COM              834182107         $ 3,041,440        89,718          X
1        X

SUN MICROSYSTEMS           COM              866810104         $ 5,377,160       192,868          X
1        X

TARGET                     COM              87612E106         $ 5,724,891       177,516          X
1        X

TEXAS INSTRUMENTS          COM               882508104        $ 7,004,233       147,831          X
1        X

TIME WARNER                COM               887315109        $ 5,315,995       101,761          X
1        X

TYCO INTERNATIONAL         COM               902124106        $ 5,151,788        92,825          X
1        X

UNITED TECHNOLOGIES        COM              913017109         $ 2,196,529        27,935          X
1        X

WALGREEN CO.               COM              931422109         $10,668,867       255,175          X
1        X

WELLS FARGO                COM              949746101         $ 3,206,185        57,572          X
1        X

XILINX                     COM              983919101         $ 2,055,092        44,550          X
1        X
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